Schedule of Summarized Financial Information for Equity Investees Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current Assets	$ 3,516	$ 3,720
Noncurrent Assets	8,159	8,469
Total Assets	11,675	12,189
Current liabilities	5,526	6,123
Noncurrent liabilities	5	8
Equity	6,144	6,058
Total liabilities and equity	$ 11,675	$ 12,189